Annual Operating Expenses - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - FidelityTreasuryOnlyMoneyMarketFund-ClassNPRO - Fidelity Treasury Only Money Market Fund	Jan. 27, 2025
Operating Expenses:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.37%

[1]	A Based on estimated amounts for the current fiscal year.